Supplement to the
Fidelity® Discovery Fund
August 29, 2006
Prospectus

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Effective February 1, 2007, Discovery Fund will be renamed Fidelity Growth Discovery Fund.

Effective February 1, 2007, the following information replaces information found under the heading "Principal Investment Strategies" in the "Fund Summary" section on page 3.

Principal Investment Strategies

  Normally investing primarily in common stocks.
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

Effective February 1, 2007, the following information supplements information found under the heading "Principal Investment Risks" in the "Fund Summary" section on page 3.

  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

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Effective February 1, 2007, the following information replaces information found under the heading "Principal Investment Strategies" in the "Fund Basics" section on page 6.

FMR normally invests the fund's assets primarily in common stocks.

FMR invests the fund's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue.

Companies with higher growth potential tend to be companies with higher than average price/earnings (P/E) or price/booking (P/B) ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have strong industry or market position. The stocks of these companies are often called "growth" stocks.

FMR may invest the fund's assets in securities of foreign issuers in addition to securities of domestic issuers.

In buying and selling securities for the fund, FMR relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

In addition to the principal investment strategies discussed above, FMR may lend the fund's securities to broker-dealers or other institutions to earn income for the fund.

FMR may also use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease the fund's exposure to changing security prices or other factors that affect security values. If FMR's strategies do not work as intended, the fund may not achieve its objective.

Effective February 1, 2007, the following information supplements information found under the heading "Performance" in the "Fund Summary" section beginning on page 3.

Going forward, the fund's performance will be compared to the Russell 3000® Growth Index rather than the Standard & Poor's 500SM  Index because the Russell 3000 Growth Index conforms more closely to the fund's investment strategy.

Russell 3000 Growth Index is a market capitalization index of those stocks of the 3,000 largest U.S. domiciled companies that exhibit growth-oriented characteristics.

Effective February 1, 2007, the following information supplements information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 6.

"Growth" Investing. "Growth" stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. "Growth" stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, "growth" stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

Effective February 1, 2007 the following information replaces similar information found in the "Fund Management" section beginning on page 19.

The fund pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fee is determined by calculating a basic fee and then applying a performance adjustment. The performance adjustment either increases or decreases the management fee, depending on how well the fund has performed relative to a blend of the performance of the S&P 500® and the Russell 3000 Growth Index.

For the period prior to February 1, 2007, the fund compares its performance to the S&P 500. For the period beginning February 1, 2007, the fund compares its performance to the Russell 3000 Growth Index. Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period the fund's performance will be compared to a blended index return that reflects the performance of the Russell 3000 Growth Index for the portion of the 36 month performance measurement period beginning February 1, 2007 and the performance of the S&P 500 for the remainder of the measurement period. At the conclusion of the transition period, the performance of the S&P 500 will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the Russell 3000 Growth Index.

Effective February 1, 2007, the following information replaces the similar information found in the "Fund Management" section on page 20.

The performance adjustment rate is calculated monthly by comparing over the performance period the fund's performance to that of a blend of the performance of the S&P 500 and the Russell 3000 Growth Index.

Supplement to the

Fidelity® Discovery Fund,
Fidelity Fifty®,
Fidelity Fund, and
Fidelity Growth & Income II Portfolio

Funds of Fidelity Hastings Street Trust

STATEMENT OF ADDITIONAL INFORMATION

August 29, 2006

Effective February 1, 2007, Discovery Fund will be renamed Fidelity Growth Discovery Fund.

Effective February 1, 2007, the following information replaces similar information found in the "Management Contracts" section on page 30.

Management Fees. For the services of FMR under the management contract, Fidelity Fund and Growth & Income II each pays FMR a monthly management fee which has two components: a group fee rate and an individual fund fee rate.

For the services of FMR under the management contract, Fidelity Fifty pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of Fidelity Fifty's performance to that of the S&P 500.

For services of FMR under the management contract, Growth Discovery pays FMR a monthly management fee which has two components: a basic fee, which is the sum of a group fee rate and an individual fund fee rate, and a performance adjustment based on a comparison of Growth Discovery's performance to that of a blend of the performance of the S&P 500 and the Russell 3000 Growth Index.

Effective February 1, 2007, the following information replaces similar information found in the "Management Contracts" section on page 32.

Computing the Performance Adjustment. The basic fee for Growth Discovery is subject to upward or downward adjustment, depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record over the same period of a blend of the S&P 500 and the Russell 3000 Growth Index for Growth Discovery. The performance period consists of the most recent month plus the previous 35 months.

For the period prior to February 1, 2007, Growth Discovery compares its performance to the S&P 500 (Prior Index). For the period beginning February 1, 2007, Growth Discovery compares its performance to the Russell 3000 Growth Index (Current Index). Because the performance adjustment is based on a rolling 36 month measurement period, during a transition period Growth Discovery's performance will be compared to a 36 month blended index return that reflects the performance of the Current Index for the portion of the 36 month performance measurement period beginning February 1, 2007 and the performance of the Prior Index for the remainder of the measurement period. At the conclusion of the transition period, the performance of the Prior Index will be eliminated from the performance adjustment calculation, and the calculation will include only the performance of the Current Index.

If the Trustees determine that another index is appropriate for Growth Discovery, they may designate a successor index to be substituted.

Effective February 1, 2007, the following information replaces similar information found in the "Management Contract" section on page 32.

The records of the S&P 500 and Russell 3000 Growth Index for Growth Discovery are based on change in value and each is adjusted for any cash distributions from the companies whose securities compose the indexes. Because the adjustment to the basic fee is based on Growth Discovery's performance compared to the blended investment records of the S&P 500 and Russell 3000 Growth Index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the blended records of the indexes. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

The record of the S&P 500 is based on change in value and is adjusted for any cash distributions from the companies whose securities compose the index. Because the adjustment to the basic fee is based on Fidelity Fifty's performance compared to the record of the index, the controlling factor is not whether the fund's performance is up or down per se, but whether it is up or down more or less than the record of the S&P 500. Moreover, the comparative investment performance of the fund is based solely on the relevant performance period without regard to the cumulative performance over a longer or shorter period of time.

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